UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2007

--------------------------------------------------------------------------------

                           INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Schedule of Investments ..................................................    5

Statement of Assets and Liabilities ......................................   12

Statement of Operations ..................................................   13

Statement of Changes in Net Assets .......................................   14

Financial Highlights .....................................................   15

Notes to Financial Statements ............................................   16

Report of Independent Registered Public Accounting Firm ..................   23

Disclosure of Portfolio Expenses .........................................   24

Trustees and Officers of The Advisors' Inner Circle Fund .................   26

Notice to Shareholders ...................................................   34

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

October 31, 2007

Dear Shareholder:

The overall U.S. equity market performed surprisingly well over the twelve months ended October 31, 2007 despite the turmoil in the credit markets which surfaced in the summer and continues as this is written. Corporate profit growth remained strong through most of the year. However, the rate of growth has begun to slow and some chinks in the earnings' armor are beginning to appear, especially in the financial and consumer sectors. In general, larger capitalization stocks and growth stocks outperformed across all market cap categories. The ICM Small Company Portfolio (the "Portfolio") outperformed its primary benchmark, the Russell 2000 Value Index (the "Index"), in all four quarters of the fiscal year. As a result, the Portfolio significantly outperformed the Index for the entire year.

                                                                       TOTAL RETURNS
                                     ---------------------------------------------------------------------------------
                                     1ST FISCAL QTR   2ND FISCAL QTR   3RD FISCAL QTR   4TH FISCAL QTR    FISCAL YEAR
                                     ---------------------------------------------------------------------------------
                                      NOV. 1, 2006-   FEB. 1, 2007-     MAY 1, 2007-     AUG. 1, 2007-   NOV. 1, 2006-
                                      JAN 31, 2007    APR. 30, 2007    JULY 31, 2007     OCT. 31, 2007   OCT. 31, 2007
                                     --------------   --------------   --------------   --------------   -------------
ICM SMALL CO. PORTFOLIO ..........        6.77%            3.34%           -1.82%            5.83%           14.65%
Russell 2000 Value Index .........        5.30%            1.00%           -7.37%            3.58%            2.05%
Russell 2000 Index ...............        4.70%            2.07%           -4.44%            7.01%            9.27%
Russell 2000 Growth Index ........        4.05%            3.24%           -1.44%           10.24%           16.73%
S&P 500 Index ....................        4.89%            3.53%           -1.39%            6.97%           14.56%

                    PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   1 YEAR                   5 YEARS       10 YEARS     SINCE INCEPTION - 4/19/89
END 10/31/07             END 10/31/07   END 10/31/07          THRU 10/31/07
--------------------------------------------------------------------------------
   14.65%                   18.61%         12.00%               15.24%

THE RETURNS SHOWN FOR THE ICM SMALL COMPANY PORTFOLIO ARE NET OF ALL FEES AND EXPENSES.

TOTAL ANNUAL OPERATING EXPENSES ARE 0.87%.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICOMD.COM.

The Russell 2000 Value Index experienced a significant headwind during the year as the Financial Services sector of the Index performed very poorly. This sector had an average weight in the Index of 34.1% over the course of the year, and, as a group, the stocks making up this sector returned -11.0%. The Portfolio was significantly underweighted in the sector (15.7% average weight versus 34.1%) and the Portfolio's holdings materially outperformed their counterparts (-1.1% return versus -11.0%). This combination accounted for nearly one third of the Portfolio's relative

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

performance. The balance of the Portfolio's excess return was the result of a general overweighting in economically sensitive sectors and good relative performance by the Portfolio's holdings in these sectors. We believe part of this "stock selection effect" was due to the nature of the Portfolio's holdings. In general, the holdings in the Portfolio had larger than average market capitalizations, higher returns on equity, and faster than average growth rates than those companies that make up the Index. According to a study by Merrill Lynch, stocks with these characteristics performed well relative to the Index. In addition, the Portfolio benefited from the takeovers of a number of the holdings at substantial premiums. This was especially true in the Financial Services sector where eight of the Portfolio's holdings were acquired by private equity funds or strategic buyers.

As we enter the new fiscal year the U.S. equity market appears to face several serious obstacles that were not there a year ago. The most serious is the continuing problem in the sub-prime mortgage market which has led to significant losses at several very large banks and investment banking firms both here and abroad. This has created a great deal of suspicion and uncertainty about the quality of the assets held by these firms and smaller banks as well. The market usually does not fare well when investors are worried about the health of the banking system. Second, corporate profits are likely to grow more slowly over the near term, weighed down by the poor results in the banking arena and in a number of consumer and housing related industries. Historically investors have turned to large cap stocks in less cyclical sectors in such an environment, a trend which has been evident for some months and is likely to continue for a while longer.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $2,500,000 Investment

                 -----------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                         FOR YEAR ENDED OCTOBER 31, 2007
                 -----------------------------------------------
                            Annualized   Annualized   Annualized
                 1 Year       3 Year       5 Year       10 Year
                 Return       Return       Return       Return
                 -----------------------------------------------
                 14.65%       15.77%       18.61%       12.00%
                 -----------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              ICM SMALL COMPANY PORTFOLIO    RUSSELL 2000 VALUE INDEX
10/31/97      $2,500,000                     $2,500,000
1998           2,374,000                      2,307,750
1999           2,371,151                      2,324,366
2000           2,838,505                      2,726,481
2001           3,247,818                      2,965,048
2002           3,307,577                      2,890,032
2003           4,432,484                      4,054,427
2004           5,003,832                      4,783,818
2005           5,664,337                      5,407,628
2006           6,772,282                      6,645,974
2007           7,764,421                      6,782,217

                      Years Ended on October 31st

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
 REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Materials & Processing                                                     17.4%
Producer Durables                                                          16.6%
Consumer Discretionary                                                     14.5%
Technology                                                                 11.9%
Financial Services                                                         11.6%
Energy                                                                      9.9%
Health Care                                                                 7.0%
Real Estate Investment Trusts                                               4.3%
Auto & Transportation                                                       4.1%
Repurchase Agreement                                                        2.3%
Utilities                                                                   0.4%

+ Percentages are based on total investments, not including securities received as collateral for securities lending.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.7%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------  --------------
AUTO & TRANSPORTATION -- 4.0%
   BorgWarner (A) ................................       337,300  $   35,655,983
   Celadon Group* (A) ............................       705,200       5,641,600
   Commercial Vehicle Group* .....................       562,000       7,660,060
   Marten Transport* (A) .........................       237,800       3,381,516
   Modine Manufacturing (A) ......................       229,900       5,347,474
   Quixote (A) ...................................       283,100       5,177,899
   Stoneridge* ...................................        30,700         315,903
   Wright Express* (A) ...........................       126,200       4,883,940
                                                                  --------------
                                                                      68,064,375
                                                                  --------------
CONSUMER DISCRETIONARY -- 14.5%
   Ameristar Casinos (A) .........................       392,600      12,779,130
   Brown Shoe (A) ................................       440,000       8,976,000
   Buckle (A) ....................................       244,650      10,544,415
   Callaway Golf (A) .............................       640,300      11,089,996
   Carter's* (A) .................................       455,500      10,057,440
   Ethan Allen Interiors (A) .....................       354,700      10,946,042
   Fred's, Cl A (A) ..............................       401,300       4,253,780
   FTI Consulting* ...............................       303,100      16,458,330
   G&K Services, Cl A (A) ........................       263,300      10,674,182
   Group 1 Automotive (A) ........................       407,300      12,646,665
   Haverty Furniture (A) .........................        89,200         758,200
   Insight Enterprises* (A) ......................       700,800      19,370,112
   Jarden* .......................................       367,100      13,039,392
   JOS A Bank Clothiers* (A) .....................       267,800       7,822,438
   Men's Wearhouse (A) ...........................       553,000      23,369,780
   Outdoor Channel Holdings* (A) .................       231,700       2,082,983

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------  --------------
CONSUMER DISCRETIONARY -- CONTINUED
   Ralcorp Holdings* (A) .........................       266,700  $   15,015,210
   Regis (A) .....................................       338,700      11,380,320
   Ruby Tuesday (A) ..............................       361,000       5,765,170
   Schawk (A) ....................................       532,300      12,093,856
   THQ* (A) ......................................       445,850      12,078,076
   Toro (A) ......................................       249,500      13,887,170
                                                                  --------------
                                                                     245,088,687
                                                                  --------------
ENERGY -- 9.9%
   Comstock Resources* ...........................       482,100      17,620,755
   Equitable Resources (A) .......................       436,900      24,606,208
   Oceaneering International* ....................       554,500      42,846,215
   Penn Virginia .................................       900,000      43,560,000
   St. Mary Land & Exploration (A) ...............       504,000      21,349,440
   Tetra Technologies* ...........................       288,600       5,682,534
   Unit* (A) .....................................       252,000      12,038,040
                                                                  --------------
                                                                     167,703,192
                                                                  --------------
FINANCIAL SERVICES -- 11.6%
   Alabama National Bancorporation (A) ...........       106,600       8,402,212
   Boston Private Financial Holdings (A) .........       574,000      16,508,240
   Capital Corp of the West (A) ..................        84,780       1,648,971
   Colonial BancGroup (A) ........................       410,200       7,867,636
   Columbia Banking System (A) ...................       507,300      15,761,811
   CVB Financial (A) .............................     1,190,585      13,953,656
   Dime Community Bancshares (A) .................       609,300       8,767,827
   Encore Bancshares* (A) ........................       166,600       3,565,240
   Financial Federal (A) .........................       213,100       5,757,962
   First Mercury Financial* ......................       314,500       6,966,175
   First State Bancorporation (A) ................        64,500       1,094,565
   FNB (A) .......................................       695,000      11,550,900
   Hanmi Financial ...............................       630,408       6,947,096
   Heritage Commerce (A) .........................       110,000       2,039,400
   Jack Henry & Associates (A) ...................       302,200       8,830,284
   LandAmerica Financial Group, Cl A (A) .........       254,800       7,080,892
   Prosperity Bancshares (A) .....................       474,900      15,348,768
   Selective Insurance Group (A) .................       230,100       5,593,731
   Sterling Bancorp (A) ..........................       269,889       3,964,670

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------  --------------
FINANCIAL SERVICES -- CONTINUED
   Trico Bancshares (A) ..........................       299,100  $    6,610,110
   UCBH Holdings (A) .............................       516,390       8,814,777
   Waddell & Reed Financial, Cl A (A) ............       575,600      19,121,432
   West Coast Bancorp (A) ........................       369,500      10,020,840
                                                                  --------------
                                                                     196,217,195
                                                                  --------------
HEALTH CARE -- 7.0%
   Analogic (A) ..................................        51,900       2,966,085
   Bio-Rad Laboratories, Cl A* (A) ...............       270,000      26,076,600
   Cardiac Science* ..............................       424,641       4,501,195
   Computer Programs & Systems (A) ...............        71,500       1,771,055
   Conmed* (A) ...................................       523,800      14,896,872
   Dentsply International ........................       575,000      23,851,000
   Medical Action Industries* (A) ................       255,000       5,242,800
   Omnicare (A) ..................................       339,000      10,000,500
   Orthofix International* (A) ...................       234,000      12,612,600
   RehabCare Group* ..............................       352,000       7,300,480
   Symmetry Medical* (A) .........................       554,100       9,502,815
                                                                  --------------
                                                                     118,722,002
                                                                  --------------
MATERIALS & PROCESSING -- 17.4%
   Acuity Brands .................................       192,200       9,187,160
   Albany International, Cl A (A) ................       446,100      16,728,750
   Aptargroup (A) ................................       800,000      35,760,000
   Beacon Roofing Supply* (A) ....................       788,400       7,087,716
   Brady, Cl A (A) ...............................       126,600       4,671,540
   Cambrex .......................................       347,600       3,959,164
   Carpenter Technology ..........................       168,200      24,373,862
   Century Aluminum* (A) .........................       155,400       9,042,726
   Comfort Systems USA (A) .......................       788,700      11,530,794
   Compass Minerals International (A) ............       128,300       4,735,553
   Eagle Materials (A) ...........................       190,000       7,506,900
   Gibraltar Industries (A) ......................       591,900      10,666,038
   Interline Brands* (A) .........................       474,000      11,323,860
   Kaydon (A) ....................................       346,700      18,648,993
   Michael Baker* ................................       135,200       7,137,208
   Minerals Technologies (A) .....................       199,500      14,008,890
   NN ............................................       363,900       3,882,813

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------  --------------

MATERIALS & PROCESSING -- CONTINUED
   Northwest Pipe* (A) ...........................       175,000  $    6,461,000
   OM Group* (A) .................................       345,200      18,288,696
   Quanex (A) ....................................       347,800      14,325,882
   Rogers* (A) ...................................       359,200      17,611,576
   Spartech (A) ..................................       611,600       9,400,292
   Tronox, Cl B (A) ..............................       925,100       7,613,573
   UAP Holding (A) ...............................        63,100       2,008,473
   Universal Forest Products (A) .................       204,000       7,305,240
   Watsco (A) ....................................       250,300      10,422,492
                                                                  --------------
                                                                     293,689,191
                                                                  --------------
PRODUCER DURABLES -- 16.7%
   Actuant, Cl A .................................       333,200      22,984,136
   Ametek ........................................       722,850      33,973,950
   ATMI* .........................................       428,200      13,762,348
   Belden CDT (A) ................................       270,000      15,732,900
   Cymer* (A) ....................................       296,900      12,618,250
   Diebold .......................................       305,800      12,794,672
   Entegris* (A) .................................     1,712,659      15,636,577
   ESCO Technologies* (A) ........................       334,300      13,836,677
   Esterline Technologies* (A) ...................       461,900      25,302,882
   Genlyte Group* (A) ............................       154,100      10,031,910
   Heico, Cl A ...................................       485,600      21,041,048
   Itron* (A) ....................................       127,600      13,715,724
   Kaman (A) .....................................       637,000      24,021,270
   Littelfuse* (A) ...............................       289,800       9,224,334
   MDC Holdings (A) ..............................       141,700       5,740,267
   Measurement Specialties* ......................        62,300       1,728,202
   Nordson (A) ...................................       347,300      18,580,550
   Photronics* (A) ...............................       649,000       7,100,060
   Radyne* .......................................       325,300       3,350,590
                                                                  --------------
                                                                     281,176,347
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS -- 4.3%
   Brandywine Realty Trust (A) ...................       262,130       6,781,303
   Camden Property Trust (A) .....................       135,600       8,454,660
   First Industrial Realty Trust (A) .............       121,200       4,938,900
   Hersha Hospitality Trust (A) ..................       696,400       7,528,084
   Kite Realty Group Trust (A) ...................       532,000       9,639,840

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------  --------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
   LaSalle Hotel Properties (A) ..................       239,600  $    9,900,272
   Lexington Realty Trust (A) ....................       341,100       6,750,369
   Liberty Property Trust ........................       169,700       6,384,114
   Mack-Cali Realty (A) ..........................        96,900       3,836,271
   Parkway Properties (A) ........................       101,100       4,347,300
   Ramco-Gershenson Properties ...................       134,900       3,859,489
                                                                  --------------
                                                                      72,420,602
                                                                  --------------
TECHNOLOGY -- 11.9%
   American Reprographics* (A) ...................       559,200      11,340,576
   AMIS Holdings* (A) ............................     1,129,800       8,665,566
   Avocent* (A) ..................................       518,000      14,001,540
   Black Box (A) .................................       210,900       8,431,782
   CommScope* ....................................       590,200      27,839,734
   Excel Technology* (A) .........................       306,800       8,633,352
   Hutchinson Technology* (A) ....................       429,700      10,196,781
   i2 Technologies* (A) ..........................        20,300         344,288
   Imation (A) ...................................       357,800       7,971,784
   Kemet* (A) ....................................     1,158,600       8,191,302
   Macrovision* (A) ..............................       363,200       8,716,800
   Mantech International, Cl A* ..................       273,600      10,878,336
   Moldflow* .....................................       322,500       4,914,900
   PDF Solutions* (A) ............................       704,300       5,563,970
   Plexus* (A) ...................................       362,000       9,339,600
   Progress Software* (A) ........................       536,300      17,542,373
   Semtech* (A) ..................................       305,200       5,221,972
   Silicon Motion Technology ADR* ................       243,200       6,080,000
   Tekelec* (A) ..................................       806,800      10,649,760
   Trimble Navigation* ...........................       209,900       8,752,830
   Xyratex* ......................................       437,700       7,475,917
                                                                  --------------
                                                                     200,753,163
                                                                  --------------
UTILITIES -- 0.4%
   Iowa Telecommunications Services (A) ..........       372,400       7,343,728
                                                                  --------------

   TOTAL COMMON STOCK
     (Cost $1,106,676,654) .......................                 1,651,178,482
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTES (B) -- 2.6%
--------------------------------------------------------------------------------

                                                        FACE
                                                   AMOUNT/SHARES       VALUE
                                                   -------------  --------------
   Bear Stearns
     5.138%, 11/07/07 ..........................   $  25,000,000  $   25,000,000
   JPMorgan Securities
     5.038%, 11/15/07 ..........................      20,000,000      20,000,000
                                                                  --------------
   TOTAL MASTER NOTES
     (Cost $45,000,000) ........................                      45,000,000
                                                                  --------------
--------------------------------------------------------------------------------
BANK NOTE (B)(C) -- 1.3%
--------------------------------------------------------------------------------
   National City
     5.041%, 04/18/08
     (Cost $21,547,739) ........................      21,500,000      21,547,739
                                                                  --------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (B) -- 1.0%
--------------------------------------------------------------------------------
   Cooperative Association Tractor DCP, Ser A
     5.055%, 11/06/07 ..........................      10,000,000       9,990,181
   Queens Health Systems
     5.222%, 01/23/08 ..........................       6,500,000       6,409,803
                                                                  --------------
   TOTAL COMMERCIAL PAPER
     (Cost $16,399,984) ........................                      16,399,984
                                                                  --------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATION (B)(C) -- 0.6%
--------------------------------------------------------------------------------
   General Electric Capital Corporation MTN
     5.098%, 05/19/08
     (Cost $10,000,000) ........................      10,000,000      10,000,000
                                                                  --------------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT (B) -- 0.3%
--------------------------------------------------------------------------------
   Royal Bank of Scotland
     5.050%, 01/22/08
     (Cost $5,000,000) .........................       5,000,000       5,000,000
                                                                  --------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (B)(D) -- 1.2%
--------------------------------------------------------------------------------
   Janus Money Market Fund, 4.610% .............      10,000,000      10,000,000
   Schwab Value Advantage
     Money Market Fund, 5.080% .................      10,000,000      10,000,000
                                                                  --------------
   TOTAL CASH EQUIVALENTS
     (Cost $20,000,000) ........................                      20,000,000
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.4%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------  --------------
   Bear Stearns
     5.038%, dated 10/31/07, to be repurchased
     on 11/01/07, repurchase price
     $300,041,983 (collateralized by various
     U.S. Government Agency Obligations,
     ranging in par value
     $1,134,252-$11,535,250, 0.000%,
     11/01/19-09/01/37; total market value
     $306,000,480) (B) ..........................   $300,000,000  $  300,000,000

   Credit Suisse
     4.820%, dated 10/31/07, to be repurchased
     on 11/01/07, repurchase price $38,213,464
     (collateralized by a U.S. Government
     Obligation, par value $39,395,000,
     0.000%, 01/28/08; total market value
     $38,977,414) ...............................     38,208,348      38,208,348

   Lehman Brothers
     5.018%, dated 10/31/07, to be repurchased
     on 11/01/07, repurchase price $6,179,476
     (collateralized by a U.S. Government
     Agency Obligation, par value
     $514,310,000, 0.049%, 02/12/51; total
     market value $6,302,208) (B) ...............      6,178,615       6,178,615
                                                                  --------------

   TOTAL REPURCHASE AGREEMENTS
     (Cost $344,386,963) ........................                    344,386,963
                                                                  --------------

   TOTAL INVESTMENTS -- 125.1%
     (Cost $1,569,011,340) ......................                 $2,113,513,168
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,690,065,388.

  *   NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF OCTOBER 31, 2007 WAS $408,860,392.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2007 WAS $424,126,338.

(C) VARIABLE RATE SECURITY. THE RATE SHOWN IS THE RATE IN EFFECT ON OCTOBER 31, 2007. DATES SHOWN REPRESENT THE NEXT INTEREST RESET DATE.

(D)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS
MTN   MEDIUM TERM NOTE
SER   SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Market Value+ (Cost $1,224,624,377) .........   $1,769,126,205
   Repurchase Agreements at Value (Cost $344,386,963) .........      344,386,963
   Receivable for Investment Securities Sold ..................        2,422,213
   Dividend and Interest Receivable ...........................          841,728
   Receivable for Capital Shares Sold .........................          588,149
   Prepaid Expenses ...........................................            9,937
                                                                  --------------
     TOTAL ASSETS .............................................    2,117,375,195
                                                                  --------------
LIABILITIES:
   Payable Upon Return of Securities on Loan ..................      424,126,338
   Payable for Capital Shares Redeemed ........................        1,499,026
   Investment Advisory Fees Payable ...........................        1,005,563
   Payable for Investment Securities Purchased ................          197,031
   Administration Fees Payable ................................           85,064
   Chief Compliance Officer Fees Payable ......................            2,266
   Trustees' Fees Payable .....................................            2,026
   Other Accrued Expenses .....................................          392,493
                                                                  --------------
     TOTAL LIABILITIES ........................................      427,309,807
                                                                  --------------
   NET ASSETS .................................................   $1,690,065,388
                                                                  ==============
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................   $  929,616,061
   Undistributed Net Investment Income ........................        1,614,594
   Accumulated Net Realized Gain on Investments ...............      214,332,905
   Net Unrealized Appreciation on Investments .................      544,501,828
                                                                  --------------
   NET ASSETS .................................................   $1,690,065,388
                                                                  ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ..................       41,008,969
                                                                  --------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share ............................................   $        41.21
                                                                  ==============

+     INCLUDES MARKET VALUE OF SECURITIES ON LOAN OF $408,860,392.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................   $ 17,099,539
Interest .......................................................      3,837,486
Securities Lending .............................................        201,850
Less: Foreign Taxes Withheld ...................................         (9,251)
                                                                   ------------
   TOTAL INCOME ................................................     21,129,624
                                                                   ------------

EXPENSES
Investment Advisory Fees .......................................     11,519,690
Administration Fees ............................................        983,271
Chief Compliance Officer Fees ..................................          9,798
Trustees' Fees .................................................          8,340
Shareholder Servicing Fees .....................................      1,377,977
Transfer Agent Fees ............................................        106,888
Custodian Fees .................................................         84,376
Printing Fees ..................................................         58,541
Legal Fees .....................................................         31,000
Registration and Filing Fees ...................................         23,534
Audit Fees .....................................................         19,424
Other Expenses .................................................         28,639
                                                                   ------------
   TOTAL EXPENSES ..............................................     14,251,478
Less: Fees Paid Indirectly (See Note 4) ........................         (3,506)
                                                                   ------------
   NET EXPENSES ................................................     14,247,972
                                                                   ------------
NET INVESTMENT INCOME ..........................................      6,881,652
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ...............................    215,064,654
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS .................................................       (460,890)
                                                                   ------------
TOTAL NET GAIN ON INVESTMENTS ..................................    214,603,764
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $221,485,416
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              YEAR             YEAR
                                                              ENDED            ENDED
                                                           OCTOBER 31,      OCTOBER 31,
                                                              2007             2006
                                                        ---------------   --------------
OPERATIONS:
   Net Investment Income (Loss) .....................   $     6,881,652   $     (373,490)
   Net Realized Gain on Investments .................       215,064,654      214,180,739
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..................          (460,890)      56,533,409
                                                        ---------------   --------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .....................................       221,485,416      270,340,658
                                                        ---------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ............................        (7,664,873)              --
   Net Realized Gain ................................      (212,222,404)     (95,390,397)
                                                        ---------------   --------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ..............      (219,887,277)     (95,390,397)
                                                        ---------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...........................................       320,565,828      299,838,768
   In Lieu of Cash Distributions ....................       212,335,726       89,873,184
   Redeemed .........................................      (361,465,840)    (524,571,531)
                                                        ---------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .....................       171,435,714     (134,859,579)
                                                        ---------------   --------------
     TOTAL INCREASE IN NET ASSETS ...................       173,033,853       40,090,682
NET ASSETS:
   Beginning of Year ................................     1,517,031,535    1,476,940,853
                                                        ---------------   --------------
   End of Year ......................................   $ 1,690,065,388   $1,517,031,535
                                                        ===============   ==============
   Undistributed Net Investment Income ..............   $     1,614,594   $      567,832
                                                        ===============   ==============
SHARE TRANSACTIONS:
   Issued ...........................................         8,060,662        7,733,227
   In Lieu of Cash Distributions ....................         5,643,306        2,451,500
   Redeemed .........................................        (9,061,484)     (13,531,331)
                                                        ---------------   --------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .............................         4,642,484       (3,346,604)
                                                        ===============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                 YEARS ENDED OCTOBER 31,
                                                          ---------------------------------------------------------------------
                                                             2007           2006          2005           2004          2003
                                                          -----------   -----------    -----------    -----------   -----------
Net Asset Value,
   Beginning of Year ..................................   $     41.72   $     37.19    $     34.88    $     30.95   $     23.37
                                                          -----------   -----------    -----------    -----------   -----------
Income from
Operations:
   Net Investment Income (Loss) .......................          0.17*        (0.01)*        (0.03)*         0.05*         0.05
   Net Realized and
      Unrealized Gain .................................          5.33          6.95           4.57           3.94          7.81
                                                          -----------   -----------    -----------    -----------   -----------
Total from Operations .................................          5.50          6.94           4.54           3.99          7.86
                                                          -----------   -----------    -----------    -----------   -----------
Dividends and Distributions:
   Net Investment Income ..............................         (0.18)           --          (0.01)         (0.06)        (0.06)
   Net Realized Gain ..................................         (5.83)        (2.41)         (2.22)            --         (0.19)
   Return of Capital ..................................            --            --             --             --         (0.03)
                                                          -----------   -----------    -----------    -----------   -----------
Total Dividends and
   Distributions ......................................         (6.01)        (2.41)         (2.23)         (0.06)        (0.28)
                                                          -----------   -----------    -----------    -----------   -----------
Net Asset Value,
   End of Year ........................................   $     41.21   $     41.72    $     37.19    $     34.88   $     30.95
                                                          ===========   ===========    ===========    ===========   ===========
TOTAL RETURN+ .........................................         14.65%        19.56%         13.20%         12.89%        34.01%
                                                          ===========   ===========    ===========    ===========   ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Year (Thousands) ............................   $ 1,690,065   $ 1,517,032    $ 1,476,941    $ 1,382,920   $ 1,153,543
Ratio of Expenses to Average
   Net Assets .........................................          0.87%         0.90%          0.87%          0.88%         0.87%
Ratio of Net Investment
   Income (Loss) to Average Net Assets ................          0.42%        (0.03)%        (0.08)%         0.14%         0.20%
Portfolio Turnover Rate ...............................            35%           21%            17%            22%           18%

*     PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

      most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      REPURCHASE  AGREEMENTS  --  In  connection  with  transactions   involving
      repurchase agreements, a third party custodian bank takes possession of the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

      underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts ("REIT").

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that is serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2007, the Portfolio earned credits of $3,506 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

5.    INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight officers of the Adviser, who were also officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings Inc., through its ownership of the Former Adviser, retains a partial ownership interest in the Adviser.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term investments, were $547,265,516 and $540,685,986, respectively for the year ended October 31, 2007. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments and distribution reclassifications, have been reclassified to/from the following accounts as of October 31, 2007:

                           UNDISTRIBUTED      ACCUMULATED
                          NET INVESTMENT     NET REALIZED
                              INCOME          GAIN (LOSS)
                          --------------    -------------
                           $ 1,829,983       $ (1,829,983)

These reclassifications had no effect on the net assets or net asset value of the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

                                   ORDINARY      LONG-TERM
                                    INCOME      CAPITAL GAIN       TOTAL
                                  -----------   ------------   ------------
    2007                          $32,931,871   $186,955,406   $219,887,277
    2006                           12,766,023     82,624,374     95,390,397

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

        Undistributed Ordinary Income                      $ 12,784,710
        Undistributed Long-Term Capital Gain                203,091,847
        Unrealized Appreciation                             544,572,770
                                                           ------------
        Total Distributable Earnings                       $760,449,327
                                                           ============

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2007, were as follows:

                            AGGREGATE     AGGREGATE
                              GROSS         GROSS
             FEDERAL       UNREALIZED     UNREALIZED    NET UNREALIZED
            TAX COST      APPRECIATION   DEPRECIATION    APPRECIATION
         --------------   ------------   ------------   --------------
         $1,568,940,398   $622,662,638   $(78,089,868)  $  544,572,770

8.    OTHER:

At October 31, 2007, there was one shareholder who held 11% of the total outstanding shares. This shareholder was comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.    LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity.

10.   ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007 the Portfolio's management has not yet completed its evaluation of the impact that will result from adopting FIN 48, however, management does not anticipate a material impact to the financial statements.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2007

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

      You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period.
      Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                  05/01/07     10/31/07     RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN           $1,000.00   $1,039.10      0.86%      $4.42
HYPOTHETICAL 5% RETURN             1,000.00    1,020.87      0.86        4.38
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                                                  TERM OF
                                    POSITION(S)                  OFFICE AND
   NAME, ADDRESS,                    HELD WITH                   LENGTH OF
       AGE 1                         THE TRUST                 TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                   (Since 1991)
61 yrs. old                        of the Board
                                    of Trustees

--------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee                   (Since 1992)
1701 Market Street
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-5426. The following chart lists Trustees and Officers as of November 15, 2007.

                                                  NUMBER OF
                                                  PORTFOLIOS
                                               IN THE ADVISORS'
                                              INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                 OVERSEEN BY           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                   BOARD MEMBER          HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------
SEI Employee 1974-present.                            36         Trustee of The Advisors' Inner
Currently performs various services                              Circle Fund II, Bishop Street
on behalf of SEI Investments for which                           Funds, SEI Asset Allocation
Mr. Nesher is compensated. Executive                             Trust, SEI Daily Income Trust,
Vice President of SEI Investments,                               SEI Index Funds, SEI
1986-1994. Director and Executive                                Institutional International
Vice President of the Administrator                              Trust, SEI Institutional
and the Distributor, 1981-1994.                                  Investments Trust, SEI
                                                                 Institutional Managed Trust,
                                                                 SEI Liquid Asset Trust, SEI Tax
                                                                 Exempt Trust, SEI Opportunity
                                                                 Master Fund, L.P., SEI
                                                                 Opportunity Fund, L.P., SEI
                                                                 Global Master Fund, PLC, SEI
                                                                 Global Assets Fund, PLC, SEI
                                                                 Global Investments Fund, PLC,
                                                                 SEI Investments Global,
                                                                 Limited, SEI Investments-Global
                                                                 Fund Services, Limited, SEI
                                                                 Investments (Europe) Ltd., SEI
                                                                 Investments-Unit Trust
                                                                 Management (UK) Limited, and
                                                                 SEI Global Nominee Ltd.
-------------------------------------------------------------------------------------------------
Self-employed consultant since 2003.                  36         Director of SEI Investments
Partner, Morgan, Lewis & Bockius                                 Company and SEI Investments
LLP (law firm) from 1976-2003,                                   Distribution Co., SEI
counsel to the Trust, SEI Investments,                           Investments-Global Fund
the Administrator and the Distributor.                           Services, Limited, SEI
Director of SEI Investments since 1974;                          Investments (Europe), Limited,
Secretary of SEI Investments since 1978.                         SEI Investments (Asia) Limited,
                                                                 SEI Asset Korea Co., Ltd.,
                                                                 Trustee of The Advisors' Inner
                                                                 Circle Fund II, Bishop Street
                                                                 Funds, SEI Investments, SEI
                                                                 Asset Allocation Trust, SEI
                                                                 Daily Income Trust, SEI Index
                                                                 Funds, SEI Institutional
                                                                 International Trust, SEI
                                                                 Institutional Investments
                                                                 Trust, SEI Institutional
                                                                 Managed Trust, SEI Liquid Asset
                                                                 Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                   POSITION(S)                   OFFICE AND
   NAME, ADDRESS,                   HELD WITH                    LENGTH OF
       AGE 1                        THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                      Trustee                    (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.              Trustee                    (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                   Trustee                    (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                   Trustee                    (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                  PORTFOLIOS
                                               IN THE ADVISORS'
                                              INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                 OVERSEEN BY            OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                   BOARD MEMBER          HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.               36         Trustee of The Advisors' Inner
Partner, Dechert (law firm), September                           Circle Fund II, Bishop Street
1987-December 1993.                                              Funds, SEI Asset Allocation
                                                                 Trust, SEI Daily Income Trust,
                                                                 SEI Index Funds, SEI
                                                                 Institutional International
                                                                 Trust, SEI Institutional
                                                                 Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Liquid Asset Trust, SEI Tax
                                                                 Exempt Trust and U.S. Charitable
                                                                 Gift Trust.
-------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                     36         Trustee, State Street Navigator
Consultants, Inc. since April 1997.                              Securities Lending Trust, since
General Partner, Teton Partners, L.P.,                           1995. Trustee of The Fulcrum
June 1991-December 1996; Chief                                   Trust. Trustee of The Advisors'
Financial Officer, Nobel Partners,                               Inner Circle Fund II, Bishop
L.P., March 1991-December 1996;                                  Street Funds, SEI Asset
Treasurer and Clerk, Peak Asset                                  Allocation Trust, SEI Daily
Management, Inc., since 1991.                                    Income Trust, SEI Index Funds,
                                                                 SEI Institutional International
                                                                 Trust, SEI Institutional
                                                                 Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Liquid Asset Trust, SEI Tax
                                                                 Exempt Trust, SEI Opportunity
                                                                 Master Fund, L.P. and SEI
                                                                 Opportunity Fund, L.P.
-------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                     36         Trustee of The Advisors' Inner
Services Consultant since 2003.                                  Circle Fund II and Bishop Street
In-house Counsel, State Street                                   Funds.
Bank Global Securities and Cash
Operations from 1995 to 2003.
-------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                    36         Director, Crown Pacific, Inc.,
Business Project Inc. since 1997.                                Trustee of The Advisors' Inner
CEO and President, United Grocers                                Circle Fund II and Bishop Street
Inc. from 1997 to 2000.                                          Funds.
-------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
   NAME, ADDRESS,                   HELD WITH                   LENGTH OF
       AGE 1                        THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

MITCHELL A. JOHNSON                  Trustee                    (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                   President                  (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                   Controller  and                (Since 2005)
47 yrs. old                  Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                    Chief Compliance               (Since 2006)
44 yrs. old                           Officer

--------------------------------------------------------------------------------
CAROLYN F. MEAD                   Vice President                (Since 2007)
50 yrs. old                       and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                      Vice President                (Since 2004)
39 yrs. old                       and Secretary

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                  PORTFOLIOS
                                               IN THE ADVISORS'
                                              INNER CIRCLE FUND        OTHER DIRECTORSHIPS
         PRINCIPAL OCCUPATION(S)                 OVERSEEN BY              HELD BY BOARD
           DURING PAST 5 YEARS                   BOARD MEMBER            MEMBER/OFFICER 3
-------------------------------------------------------------------------------------------------
Retired.                                              36         Director, Federal Agricultural
                                                                 Mortgage Corporation. Trustee
                                                                 of The Advisors' Inner Circle
                                                                 Fund II and Bishop Street Funds.
-------------------------------------------------------------------------------------------------

Senior Operations Officer, SEI                       N/A                        N/A
Investments, Fund Accounting and
Administration (1996-present); Assistant
Chief Accountant for the U.S. Securities
and Exchange Commission's Division of
Investment Management (1993-1996).
-------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund                      N/A                        N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998
to July 2005.
-------------------------------------------------------------------------------------------------
Director of Investment Product Management            N/A                        N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
-------------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;                 N/A                        N/A
Associate, Stradley, Ronon, Stevens &
Young 2004-2007; Counsel, ING
Variable Annuities, 1999-2002.
-------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                  N/A                        N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities
Group from 1999-2000.
-------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                            ICM SMALL COMPANY
                                                           PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                   POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                  HELD WITH                    LENGTH OF
       AGE 1                        THE TRUST                   TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO            Assistant Vice President            (Since 2000)
39 yrs. old                 and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                   Vice President and               (Since 2006)
33 yrs. old                   Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                Vice President and               (Since 2007)
34 yrs. old                   Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                       AML Officer                  (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                 PORTFOLIOS
                                               IN THE ADVISORS'
                                              INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                 OVERSEEN BY           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                   BOARD MEMBER            HELD BY OFFICER
-------------------------------------------------------------------------------------------------
General Counsel, Vice President and                  N/A                        N/A
Secretary of SEI Investments Global
Funds Services since 1999; Associate,
Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
-------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary               N/A                        N/A
of SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments
from 2001-2004. Account and Product
Consultant SEI Private Trust Company,
1998-2001.
-------------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;                 N/A                        N/A
Associate Counsel, ICMA Retirement
Corporation 2004-2007; Federal Investigator,
U.S. Department of Labor 2002-2004;
U.S. Securities and Exchange Commission-
Division of Investment Management, 2003
-------------------------------------------------------------------------------------------------
Assistant Vice President and AML                     N/A                        N/A
Compliance Officer of SEI Investments
since January 2005. Compliance Analyst
at TD Waterhouse from January 2004
to November 2004. Senior Compliance
Analyst at UBS Financial Services
from October 2002 to January 2004.
Knowledge Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
-------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                                        DIVIDENDS
                                                                     QUALIFYING FOR                          QUALIFIED
                                                                        CORPORATE                             SHORT-
                          LONG TERM      ORDINARY                       DIVIDENDS    QUALIFYING  QUALIFYING    TERM
                         CAPITAL GAIN     INCOME         TOTAL         RECEIVABLE     DIVIDEND    INTEREST    CAPITAL
                        DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    DEDUCTION(1)  INCOME (2)  INCOME (3)   GAIN (4)
                        -------------  -------------  -------------  --------------  ----------  ----------  ---------
ICM Small Company
   Portfolio .........     85.02%          14.98%        100.00%         38.77%       38.63%       1.89%     100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2007 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

    ICM-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.